Debentures	12 Months Ended
Dec. 31, 2018
Disclosure of debentures [Abstract]
Debentures
Note 12 - Debentures

A.            Composed as follows:

	December 31, 2018		December 31, 2017
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	52,056	51,343	58,623	57,631
Less current maturities	8,975	8,758	4,825	4,644
Total long-term debentures	43,081	42,585	53,798	52,987

B.            Debentures – Details

Series A Debentures

On January 13, 2014, the Company issued NIS 120,000 thousand (approximately €25,170 thousand based on the euro/NIS exchange rate at that time) principal amount of unsecured non-convertible Series A Debentures (“Series A Debentures“) through a public offering that was limited to residents of Israel at a price of NIS 973 per unit (each unit comprised of NIS 1,000 principal amount of Series A Debentures). The gross proceeds of the offering were approximately NIS 116,760 thousand (approximately €24,490 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions were approximately NIS 114,700 thousand (approximately €24,059 thousand).

On June 19, 2014, the Company issued additional NIS 80,341 thousand principal amount of Series A Debentures (approximately €17,115 thousand based on the euro/NIS exchange rate at that time) to Israeli classified investors in a private placement at a price of NIS 1,010 per unit. The gross proceeds of the private placement were approximately NIS 81,144 thousand (approximately €17,286 thousand, at the date of issuance) and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions and interest paid on these additional Series A Debentures in June 2014 were approximately NIS 78,900 thousand (approximately €16,808 thousand).

The Series A Debentures are traded on the TASE (Tel Aviv Stock Exchange) and have been rated ilA-, on a local scale, by Standard & Poor’s Maalot Ltd in 2016 (such rating was updated on November 13, 2017 to ilBBB). The Series A Debentures bear fixed interest at the rate of 4.6% per year and are not linked to the Israeli CPI or otherwise.

The Series A Deed of Trust includes customary provisions and also includes the following: (i) a negative pledge such that the Company may not place a floating charge on all of its assets, subject to certain exceptions, and (ii) an obligation to pay additional interest for certain security rating downgrades, up to an increase of 1% for a decrease of four rating levels compared to the rating at the time of issuance of the Series A Debentures.

The Series A Deed of Trust further includes a number of customary causes for immediate repayment, including a default in connection with certain financial covenants for two consecutive financial quarters, which is not cured within the cure period set forth in the Series A Deed of Trust. The financial covenants are as follows:

1.             The Company’s equity, on a consolidated basis, shall not be less than $55 million;
2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of project finance, including hedging transactions in connection with such project finance, of our subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity, on a consolidated basis, plus the Net Financial Debt, shall not exceed a rate of 65%; and

3.	The ratio of (a) the Company’s equity, on a consolidated basis, to (b) the Company’s balance sheet, on a consolidated basis, shall not be less than a rate of 20%.

The Series A Deed of Trust further provides that the Company may make distributions (as such term is defined in the Companies Law, e.g. dividends), to shareholders, provided that: (a) the Company’s equity following such distribution will not be less than $75 million, (b) the Company shall meet the financial covenants set forth above prior to and following the distribution, (c) the Company will not distribute more than 75% of the distributable profit and (d) the Company will not distribute dividends based on profit due to revaluation (for the removal of doubt, negative goodwill will not be considered a revaluation profit).

As of December 31, 2018, the financial covenants were met.

Series B Debentures

On March 14, 2017, the Company issued Series B Nonconvertible Debentures due June 30, 2024 in a public offering in Israel in the aggregate principal amount of NIS 123,232,000 (approximately €31.7 million based on the euro/NIS exchange rate at that time). The gross proceeds of the offering were NIS 123,232,000 and the net proceeds of the offering, net of related expenses such as consultancy fee and commissions (partially paid in 2016), were approximately NIS 121.4 million (approximately €31.2 million). The Series B Debentures originally bore a fixed annual interest rate of 3.44% and are not linked to the Israeli CPI or otherwise. On November 13, 2017 Standard & Poors Maalot Ltd. updated the rating of the Company and of the Company's Series A and Series B Nonconvertible Debentures traded on the Tel Aviv Stock Exchange from "ilA-" to "ilBBB+". Pursuant to the terms of the Company's Series B Debentures, this rating downgrade triggered an increase of 0.25% in the annual interest rate payable on the principal of these Debentures on November 14, 2017. The annual interest rate payable on the principal of the Company's Series A Debentures will remain unchanged. The principal amount of Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The interest on the Series B Debentures is payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).

The Series B Deed of Trust includes customary provisions and also includes the following: (i) a negative pledge such that we may not place a floating charge on all of our assets, subject to certain exceptions, (ii) an obligation to pay additional interest for certain security rating downgrades, up to an increase of 1% for a decrease of four rating levels compared to the rating at the time of issuance of the Series B Debentures and (iii) an obligation to pay additional interest for failure to maintain certain financial covenants, up to an increase of 1% (with a cap on the combined increase in interest due to security rating downgrades and failure to meet financial covenants of 1.75%). The Series B Deed of Trust does not restrict our ability to issue any new series of debt instruments, other than in certain specific circumstances, and enables us to expand the Series B Debentures subject to maintaining the rating assigned to the Series B Debentures and to our continued compliance with the financial covenants included in the Series B Deed of Trust and provided that we are not in default of any of the immediate repayment provisions included in the Series B Deed of Trust or in material default of our obligations to the holders of the Series B Debentures pursuant to the terms of the Series B Deed of Trust.

The Series B Deed of Trust further includes a number of customary causes for immediate repayment, including a default in connection with certain financial covenants for two consecutive financial quarters. The financial covenants are as follows:

1.             The Company’s equity, on a consolidated basis, shall not be less than $55 million;
2.
The ratio of (a) the short-term and long-term debt from banks, in addition to the debt to holders of debentures issued by us and any other interest-bearing financial obligations, net of cash and cash equivalents and short-term investments and net of financing of projects, including hedging transactions in connection with such financing, of our subsidiaries, or, together, the Net Financial Debt, to (b) the Company’s equity, on a consolidated basis, plus the Net Financial Debt:

a.
Until and including the financial results for June 30, 2018 – shall not exceed the rate of 65% for purposes of the immediate repayment provision and shall not exceed the rate of 60% for purposes of the interest increase provision (due to failure to meet financial covenants as noted above); and

b.
Commencing from the financial results for September 30, 2018 – shall not exceed the rate of 60% for purposes of the immediate repayment provision and shall not exceed the rate of 55% for purposes of the interest increase provision; and

3.	The ratio of (a) the Company’s equity, on a consolidated basis, to (b) the Company’s balance sheet, on a consolidated basis:
c.
Until and including the financial results for June 30, 2018 – shall not be less than a rate of 20% for purposes of the immediate repayment provision and shall not be less than a rate of 25% for purposes of the interest increase provision; and

d.
Commencing from the financial results for September 30, 2018 – shall not be less than a rate of 25% for purposes of the immediate repayment provision and shall not be less than a rate of 30% for purposes of the interest increase provision.

The Series B Deed of Trust includes similar conditions to our ability to make distributions (as such term is defined in the Companies Law, e.g. dividends), to our shareholders as are included in the Series A Deed of Trust and set forth above.

As of December 31, 2018, the financial covenants were met.

In order to manage the currency risk resulting from the Series B Debentures, which are denominated in NIS, the Company executed currency swap transactions in April 2017. The Company exchanged Series B Debentures NIS denominated notional principal in the aggregate amount of NIS 83,232 thousand (approximately €19,394 thousand, based on the NIS/euro exchange rate as at December 31, 2018) with a euro notional principal (currency swap transactions). Such currency swap transactions qualify for hedge accounting.

C.            The aggregate annual maturities are as follows:

	December 31	December 31
	2018	2017
	€ in thousands
Second year	8,789	8,977
Third year	8,833	9,084
Fourth year	8,874	9,129
Fifth year	10,354	9,171
Sixth year and thereafter	5,735	16,626

Long-term loans	42,585	52,987
Current maturities	8,758	4,644
	51,343	57,631